Share Capital	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share Capital

16. Share Capital

Common shares

As of December 31, 2022, the Company has one class of Class A common shares.

Restricted stock units or incentive stock units have been granted to the Directors and management, under the Company’s Equity Incentive Plans, as part of their compensation arrangements (see note 17). In April 2020, the Company issued 184,270 shares under grants made under the 2019 Omnibus Incentive Plan (the “2019 Plan”). In 2021, 747,604 Class A common shares were issued under the 2019 Plan.

During the year ended December 31, 2022, a further 586,819 Class A common shares were issued under the 2019 Plan.

On January 11, 2021, the Board of Directors approved the initiation of a quarterly cash dividend of $0.12 per Class A Common Share, with effect from the first quarter of 2021.

On January 20, 2021, upon the redemption in full of the 2022 Notes, KEP VI (Newco Marine) Ltd. and KIA VIII (Newco Marine) Ltd. (together, “Kelso”), both affiliates of Kelso & Company, a U.S. private equity firm, exercised their right to convert an aggregate of 250,000 Series C Perpetual Convertible Preferred Shares, representing all such shares outstanding, into Class A common shares of the Company, resulting in issuance of an aggregate of 12,955,188 Class A common shares to Kelso.

On January 26, 2021, the Company completed its underwritten public offering of 5,400,000 Class A common shares, at a public offering price of $13.00 per share, for gross proceeds to the Company of approximately $70,200, prior to deducting underwriting discounts, commissions and other offering expenses. The Company intended to use the net proceeds of the offering for funding the expansion of the Company’s fleet, general corporate purposes, and working capital. On February 17, 2021, the Company issued an additional 141,959 Class A common shares in connection with the underwriters’ partial exercise of their option to purchase additional shares (together, the “January 2021 Equity Offering”). The net proceeds the Company received in the January 2021 Equity Offering, after deducting underwriting discounts and commissions and expenses, were approximately $67,758. On September 1, 2021, the Company purchased 521,650 shares and retired them, reducing the issued and outstanding shares. In April 2022, September 2022 and October 2022, the Company repurchased 184,684, 568,835 and 307,121 Class A common shares, respectively, reducing the issued and outstanding shares. As at December 31, 2022, the Company had 35,990,288 Class A common shares outstanding.

On April 13, 2021, Kelso and Maas Capital Investments B.V. sold an aggregate of 5,175,000 Class A common shares which they held in an underwritten public offering at $12.50 per share (including 675,000 Class A common shares that were sold pursuant to the underwriters’ exercise, in full, of their option to purchase additional shares). The Company did not receive any proceeds from this sale of Class A Common Shares.

On May 10, 2021, the Company announced a dividend of $0.25 per Class A common share from the earnings of the first quarter 2021, paid on June 3, 2021 to common shareholders of record as of May 24, 2021, amounting to $9,347.

On August 5, 2021, the Company announced a dividend of $0.25 per Class A common share from the earnings of the second quarter 2021, paid on September 3, 2021 to common shareholders of record as of August 23, 2021, amounting to $9,358.

On November 2, 2021, the Company announced a dividend of $0.25 per Class A common share from the earnings of the third quarter 2021 paid on December 2, 2021 to common shareholders of record as of November 22, 2021, amounting to $9,235.

On November 22, 2021, the Board of Directors announced its intention to increase the quarterly dividend to be paid to common shareholders by 50% to $0.375 per share, with effect from the first quarter of 2022.

On February 10, 2022, the Company announced a dividend of $0.25 per Class A common share from the earnings of the fourth quarter of 2021 paid on March 4, 2022 to common shareholders of record as of February 22, 2022, amounting to $9,257.

16. Share Capital (continued)

Common shares (continued)

On May 9, 2022, the Company announced a dividend of $0.375 per Class A common share from the earnings of the first quarter of 2022 paid on June 2, 2022, to common shareholders of record as of May 24, 2022 amounting to $13,836.

On August 4, 2022, the Company announced a dividend of $0.375 per Class A common share from the earnings of the second quarter of 2022 paid on September 2, 2022 to common shareholders of record as of August 23, 2022 amounting to $13,856.

On November 9, 2022, the Company announced a dividend of $0.375 per Class A common share from the earnings of the third quarter of 2022 paid on December 2, 2022, to common shareholders of record as of November 22, 2022 amounting to $13,548.

Preferred shares

On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Perpetual Preferred Shares ("Series B Preferred Shares") representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share. The net proceeds from the offering were $33,497. Dividends are payable at 8.75% per annum in arrears on a quarterly basis. At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).

These shares are classified as Equity in the Consolidated Balance Sheets. The dividends payable on the Series B Preferred Shares are presented as a reduction of Retained Earnings in the Consolidated Statements of Changes in Shareholders’ Equity, when and if declared by the Board of Directors. An initial dividend was declared on September 22, 2014 for the third quarter 2014. Subsequent dividends have been declared for all quarters.

On December 10, 2019, the Company entered into At Market Issuance Sales Agreement with B. Riley FBR under which the Company may, from time to time, issue additional Depositary Shares. Pursuant to the Depositary Share ATM Program, in 2019, the Company issued 42,756 Depositary Shares (representing an interest in 428 Series B Preferred Shares) for net proceeds net of offering costs of $856. During year ended December 31, 2020, the Company issued 839,442 Depositary Shares (representing an interest in 8,394 Series B Preferred Shares) for net proceeds net of offering costs of $18,847. During the year ended December 31, 2021, the Company issued 2,076,992 Depositary Shares for net proceeds net of offering costs of $51,234.

On December 29, 2022, the Company entered into a new At Market Issuance Sales Agreement with B. Riley Securities, Inc. (the “Agent”), pursuant to which the Company may offer and sell, from time to time, up to $150,000,000 of its Depositary Shares. This new ATM Agreement terminated and replaced, in its entirety, the former at-the-market program that the Company had in place with the Agent for the Depositary Shares. Up to December 31, 2022, the Company had offering costs amounting to $300 and no sales had occurred under the new ATM Agreement.

As of December 31, 2022, there were 4,359,190 Depositary Shares outstanding, representing an interest in 43,592 Series B Preferred Shares.